GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL

11. GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2011	40,748,074	(30,199,751)	10,548,323
Translation difference	(512,548)	—	(512,548)

Balance at December 31, 2011	40,235,526	(30,199,751)	10,035,775
Write-off fully impaired goodwill	(30,199,751)	30,199,751	0
Translation difference	(24,528)	—	(24,528)

Balance at December 31, 2012	10,011,247	—	10,011,247
Translation difference	(300,393)	—	(300,393)

Balance at December 31, 2013	9,710,854	—	9,710,854

Balance at December 31, 2013 US$ (Note 3)	1,604,119	—	1,604,119

In 2005, the Group recognized goodwill of RMB30.2 million and intangible assets of RMB283.7 million in connection with the acquisition of equity interest in C9I. There was no change in the carrying amount of goodwill from the initial recognition date to December 31, 2008. Due to the expiration of WoW license, related goodwill was fully impaired during the year ended December 31, 2009 and was written-off during the year ended December 31, 2012.

In 2010, the Group recognized goodwill of RMB10.9 million in connection with the business combination of Red 5 (Note 5).

The Group performed annual impairment test on goodwill as of December 31, 2012 and 2013, respectively, as the fair value was greater than carrying value of the reporting unit, no impairment was recorded.